STRADLEY, RONON, STEVENS & YOUNG
2600 One Commerce Square
Philadelphia, PA  19103
215) 564-8000

FILED VIA EDGAR


Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:    New Century Portfolios
                File No. 33-24041/811-5646
                Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 13/17 to the Registration Statement of New Century Portfolios which was filed with the Securities and Exchange Commission electronically on February 26, 1999.

Please direct any questions or comments relating to this certification to me at the above phone number.

                               Very truly yours,
                               /s/ Lisa M. King

cc:    Ms. Ellen Bruno
       Steven M. Felsenstein, Esquire